Leases - Schedule of Weighted Average Lease Term and Discount Rates (Details)	Dec. 31, 2025	Jun. 30, 2025
Operating Leases:
Weighted average remaining lease term (years)	2 years 10 months 2 days	3 years 4 months 2 days
Weighted average discount rate	12.00%	12.00%